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                                                                               .
                                                                               .

                                                                    EXHIBIT 99

FORD CREDIT AUTO OWNER TRUST 2009-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                              October, 2009
Payment Date                                                                                                      11/16/2009
Transaction Month                                                                                                          8

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at
http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS

                                                                                                      WEIGHTED AVG REMAINING
                                                       DOLLAR AMOUNT          # OF RECEIVABLES                TERM AT CUTOFF
Initial Pool Balance                              $3,483,283,175.85                   179,524                    56.4 months
Original Securities:                                  DOLLAR AMOUNT        NOTE INTEREST RATE   FINAL SCHEDULED PAYMENT DATE
 Class A-1 Notes                                    $775,000,000.00                  1.86075%                 April 15, 2010
 Class A-2a Notes                                   $100,000,000.00                    3.240%                August 15, 2011
 Class A-2b Notes                                   $508,000,000.00   one-month LIBOR + 2.00%                August 15, 2011
 Class A-3a Notes                                   $170,000,000.00                    3.960%                   May 15, 2013
 Class A-3b Notes                                   $910,000,000.00   one-month LIBOR + 2.50%                   May 15, 2013
 Class A-4 Notes                                    $491,100,000.00                    6.070%                   May 15, 2014
                                                    ---------------
    Total                                         $2,954,100,000.00

II. AVAILABLE FUNDS
INTEREST:
 Interest Collections                                                                                         $15,195,610.63

PRINCIPAL:
 Principal Collections                                                                                        $54,699,246.92
 Prepayments in Full                                                                                          $23,134,804.58
 Liquidation Proceeds                                                                                          $4,091,780.77
 Recoveries                                                                                                       $32,620.79
                                                                                                                  ----------
    SUB TOTAL                                                                                                 $81,958,453.06

COLLECTIONS                                                                                                   $97,154,063.69

PURCHASE AMOUNTS:
 Purchase Amounts Related to Principal                                                                         $1,219,670.75
 Purchase Amounts Related to Interest                                                                              $8,905.04
                                                                                                                   ---------
    SUB TOTAL                                                                                                  $1,228,575.79

Clean-up Call                                                                                                          $0.00

Reserve Account Draw Amount                                                                                            $0.00
Net Hedge Receipt - Class A-2b                                                                                         $0.00
Net Hedge Receipt - Class A-3b                                                                                         $0.00
Hedge Termination Receipt - Class A-2b                                                                                 $0.00
Hedge Termination Receipt - Class A-3b                                                                                 $0.00
                                                                                                                       -----
AVAILABLE FUNDS - TOTAL                                                                                       $98,382,639.48

FORD CREDIT AUTO OWNER TRUST 2009-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                              October, 2009
Payment Date                                                                                                      11/16/2009
Transaction Month                                                                                                          8

III. DISTRIBUTIONS
AVAILABLE FUNDS

                                                                                                CARRYOVER          REMAINING

                                              CALCULATED AMOUNT       AMOUNT PAID   SHORTFALL   SHORTFALL    AVAILABLE FUNDS
Indenture/Owner Trustee Fees/Expenses                     $0.00             $0.00       $0.00       $0.00     $98,382,639.48
Servicing Fee                                     $2,267,541.68     $2,267,541.68       $0.00       $0.00     $96,115,097.80
Net Hedge Payment - Class A-2b                      $183,299.52       $183,299.52       $0.00       $0.00     $95,931,798.28
Net Hedge Payment - Class A-3b                      $934,266.67       $934,266.67       $0.00       $0.00     $94,997,531.61
Senior Hedge Termination Payments                         $0.00             $0.00       $0.00       $0.00     $94,997,531.61
Class A2-b
Senior Hedge Termination Payments                         $0.00             $0.00       $0.00       $0.00     $94,997,531.61
Class A3-b
Interest - Class A-1 Notes                                $0.00             $0.00       $0.00       $0.00     $94,997,531.61
Interest - Class A-2a Notes                         $270,000.00       $270,000.00       $0.00       $0.00     $94,727,531.61
Interest - Class A-2b Notes                       $1,013,742.22     $1,013,742.22       $0.00       $0.00     $93,713,789.39
Interest - Class A-3a Notes                         $561,000.00       $561,000.00       $0.00       $0.00     $93,152,789.39
Interest - Class A-3b Notes                       $2,220,400.00     $2,220,400.00       $0.00       $0.00     $90,932,389.39
Interest - Class A-4 Notes                        $2,484,147.50     $2,484,147.50       $0.00       $0.00     $88,448,241.89
Priority Principal Payment                                $0.00             $0.00       $0.00       $0.00     $88,448,241.89
Reserve Account Deposit                                   $0.00             $0.00       $0.00       $0.00     $88,448,241.89
Regular Principal Payment                        $46,420,536.17    $46,420,536.17       $0.00       $0.00     $42,027,705.72
Subordinated Hedge Termination Payments-                  $0.00             $0.00       $0.00       $0.00     $42,027,705.72
Class A2-b
Subordinated Hedge Termination Payments - Class A-        $0.00             $0.00       $0.00       $0.00     $42,027,705.72
Class A3-b
Additional Trustee Fees and                               $0.00             $0.00       $0.00       $0.00     $42,027,705.72
Residual Released to Depositor                            $0.00    $42,027,705.72       $0.00       $0.00              $0.00
                                                                   --------------
TOTAL                                                              $98,382,639.48

                                                               PRINCIPAL PAYMENT:
                                                                      Priority Principal Payment                       $0.00
                                                                      Regular Principal Payment               $46,420,536.17
                                                                                                              --------------
                                                                    TOTAL                                     $46,420,536.17

IV. NOTEHOLDER PAYMENTS



                         NOTEHOLDER PRINCIPAL PAYMENTS     NOTEHOLDER INTEREST PAYMENTS           TOTAL PAYMENT
                                ACTUAL   PER $1,000 OF          ACTUAL    PER $1,000 OF           ACTUAL       PER $1,000 OF
                                              ORIGINAL                         ORIGINAL                     ORIGINAL BALANCE
                                               BALANCE                          BALANCE
Class A-1 Notes                  $0.00           $0.00           $0.00            $0.00            $0.00               $0.00
Class A-2a Notes         $7,634,956.61          $76.35     $270,000.00            $2.70    $7,904,956.61              $79.05
Class A-2b Notes        $38,785,579.56          $76.35   $1,013,742.22            $2.00   $39,799,321.78              $78.35
Class A-3a Notes                 $0.00           $0.00     $561,000.00            $3.30      $561,000.00               $3.30
Class A-3b Notes                 $0.00           $0.00   $2,220,400.00            $2.44    $2,220,400.00               $2.44
Class A-4 Notes                  $0.00           $0.00   $2,484,147.50            $5.06    $2,484,147.50               $5.06
                                 -----                   -------------                     -------------
TOTAL                   $46,420,536.17                   $6,549,289.72                    $52,969,825.89

FORD CREDIT AUTO OWNER TRUST 2009-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                                      October, 2009
Payment Date                                                                                                              11/16/2009
Transaction Month                                                                                                                  8

V. NOTE BALANCE AND POOL INFORMATION

                                                     BEGINNING OF PERIOD                              END OF PERIOD
                                                            BALANCE           NOTE FACTOR              BALANCE           NOTE FACTOR
Class A-1 Notes                                               $0.00             0.0000000               $0.00              0.0000000
Class A-2a Notes                                    $100,000,000.00             1.0000000      $92,365,043.39              0.9236504
Class A-2b Notes                                    $508,000,000.00             1.0000000     $469,214,420.44              0.9236504
Class A-3a Notes                                    $170,000,000.00             1.0000000     $170,000,000.00              1.0000000
Class A-3b Notes                                    $910,000,000.00             1.0000000     $910,000,000.00              1.0000000
Class A-4b Notes                                    $491,100,000.00             1.0000000     $491,100,000.00              1.0000000
                                                    ---------------             ---------     ---------------              ---------
TOTAL                                             $2,179,100,000.00             0.7376528   $2,132,679,463.83              0.7219388

POOL INFORMATION
 Weighted Average APR                                                               6.887%                                    6.886%
 Weighted Average Remaining Term                                                    50.71                                      49.90
 Number of Receivables Outstanding                                                151,536                                    148,700
 Pool Balance                                                           $2,721,050,011.33                          $2,635,513,243.24
 Adjusted Pool Balance (Pool Balance - YSOC Amount)                     $2,428,519,520.07                          $2,353,775,134.21
 Pool Factor                                                                    0.7811739                                  0.7566176

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve  Balance                                                                                           $40,057,756.52
Targeted Credit Enhancement Amount                                                                                    $43,485,968.51
Yield Supplement Overcollateralization Amount                                                                        $281,738,109.03
Targeted Overcollateralization Amount                                                                                $502,833,779.41
Actual Overcollateralization Amount (EOP Pool Balance - EOP  Note Balance)                                           $502,833,779.41
Fixed Overcollateralization                                                                                          $217,667,458.39

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance                                                                                     $40,057,756.52
Reserve Account Deposits Made                                                                                                   0.00
Reserve Account Draw Amount                                                                                                     0.00
                                                                                                                                ----
Ending Reserve Account Balance                                                                                        $40,057,756.52
Change in Reserve Account Balance                                                                                              $0.00

Specified Reserve Balance                                                                                            $40,057,756.52

FORD CREDIT AUTO OWNER TRUST 2009-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                          October, 2009
Payment Date                                                                                               11/16/2009
Transaction Month                                                                                                      8


VIII. NET LOSSES AND DELINQUENT RECEIVABLES
                                                                                     # OF RECEIVABLES             AMOUNT
Realized Loss                                                                                     540       $2,391,811.71
(Recoveries)                                                                                       86          $32,620.79
                                                                                                               ----------
NET LOSSES FOR CURRENT COLLECTION PERIOD                                                                    $2,359,190.92
Cumulative Net Losses Last Collection                                                                       $7,643,166.33
                                                                                                            -------------
CUMULATIVE NET LOSSES FOR ALL COLLECTION PERIODS                                                           $10,002,357.25

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)                  1.04%

DELINQUENT RECEIVABLES:


                                                                     % OF EOP POOL   # OF RECEIVABLES              AMOUNT
31-60 Days Delinquent                                                        1.70%              2,300      $44,930,175.07
61-90 Days Delinquent                                                        0.18%                210       $4,677,484.54
91-120 Days Delinquent                                                       0.07%                 79       $1,958,504.74
Over 120 Days Delinquent                                                     0.07%                 74       $1,723,828.03
                                                                             -----                 --       -------------
TOTAL DELINQUENT RECEIVABLES                                                 2.02%              2,663      $53,289,992.38

REPOSSESION INVENTORY:

Repossesed in the Current Collection Period                                                       299       $6,641,124.45
Total Repossesed Inventory                                                                        370       $8,805,204.96

RATIO OF NET LOSSES TO THE AVERAGE POOL BALANCE FOR THE COLLECTION PERIOD:
Second Preceding Collection Period                                                                                0.7191%
Preceding Collection Period                                                                                       0.7896%
Current Collection Period                                                                                         1.0570%
Three Month Average                                                                                               0.8553%

NUMBER OF 61+ DELINQUENT RECEIVABLES TO EOP NUMBER OF OUTSTANDING RECEIVABLES:
Second Preceding Collection Period                                                                                0.2363%
Preceding Collection Period                                                                                       0.2310%
Current Collection Period                                                                                         0.2441%
Three Month Average                                                                                               0.2371%